EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION




         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses dated August 1, 1997, do not differ materially from those contained in Post-Effective Amendment No. 36 ("Amendment No. 36") to the Registrant's Registration Statement of Form N-1A, and (b) that Amendment No. 36 was filed electronically with the Commission (Accession No. 0000950156-97-000585) on July 25, 1997.












                                                 Eaton Vance Mutual Funds Trust




                                                       By: /s/ Eric G. Woodbury
                                                         Eric G. Woodbury, Esq.
                                                                 Vice President


Dated: August 4, 1997